Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
General and administrative	$80,084	94,040
Research and development	57,808	8,285
Total stock-based compensation expense	$137,892	102,325

	Year Ended December 31, 2021	Year Ended December 31, 2020
General and administrative	$412,214	27,446
Research and development	58,664	1,786
Total share-based compensation expense	$470,878	29,232

Schedule of fair value of stock options assumptions
Volatility	70.5%
Expected term (years)	6.11
Risk-free interest rate	1.92
Expected dividend yield	0.0

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85
Expected dividend yield	—